UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500® Covered Call Fund Inc. (BEO)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Enhanced S&P 500® Covered Call Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

Enhanced S&P 500®
    Covered Call Fund Inc.

Semi-Annual Report

(Unaudited)
     June 30, 2009

Enhanced S&P 500® Covered Call Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of Enhanced S&P 500® Covered Call Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	6,301,176	354,031
	Steven W. Kohlhagen	6,299,582	355,625
	William J. Rainer	6,307,368	347,839
	Laura S. Unger	6,307,480	347,727

2	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objective of Enhanced S&P 500® Covered Call Fund Inc. (the “Fund”) is to seek leveraged returns on the CBOE S&P 500® BuyWrite IndexSM (the “BXM Index”), less fees and expenses. The Fund will employ leverage to increase the volatility of the Fund’s investment portfolio to approximate the volatility of the Standard and Poor’s 500® Composite Stock Price Index (“S&P 500 Index”). The BXM Index is a passive, total return index that is based on purchasing the common stocks of all of the companies included in the S&P 500 Index, weighted in the same proportions as the S&P 500 Index (the “S&P 500 Index Stocks”), and writing (selling) one-month call options on the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

Symbol on New York Stock Exchange (“NYSE”)	BEO
Initial Offering Date	September 30, 2005
Yield on Closing Market Price as of June 30, 2009 ($8.63)*	25.49%
Current Semi-Annual Distribution per share of Common Stock**	$1.10
Current Annualized Distribution per share of Common Stock**	$2.20

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$8.63	$7.21	19.69%	$10.75	$5.11
Net Asset Value	$7.63	$7.95	(4.03%)	$ 8.71	$5.97

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 8.85% based on net asset value per share and 35.75% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the CBOE S&P 500® BuyWrite IndexSM, had a total investment return of 7.71%. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

Exxon Mobil Corp.	3.7%
Microsoft Corp.	2.0
Johnson & Johnson	1.7
The Procter & Gamble Co.	1.6
AT&T Inc.	1.6
International Business Machines Corp.	1.5
JPMorgan Chase & Co.	1.4
Chevron Corp.	1.4
Apple, Inc.	1.4
General Electric Co.	1.3

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	9.3%
Pharmaceuticals	6.5
Computers & Peripherals	4.7
Software	3.7
Diversified Financial Services	3.3

Sector Representation	Percent of Long-Term Investments

Information Technology	18.4%
Health Care	14.0
Financials	13.6
Energy	12.4
Consumer Staples	12.0
Industrials	9.8
Consumer Discretionary	9.0
Utilities	4.1
Telecommunication Services	3.5
Materials	3.2

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classification for reporting ease.

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.4%
	Boeing Co.	5,321	$226,143
	General Dynamics Corp.	2,821	156,255
	Goodrich Corp.	908	45,373
	Honeywell International, Inc.	5,450	171,130
	ITT Corp.	1,334	59,363
	L-3 Communications Holdings, Inc.	854	59,251
	Lockheed Martin Corp.	2,393	192,995
	Northrop Grumman Corp.	2,370	108,262
	Precision Castparts Corp.	1,026	74,929
	Raytheon Co.	2,887	128,269
	Rockwell Collins, Inc.	1,162	48,490
	United Technologies Corp.	6,902	358,628

			1,629,088

	Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	1,242	64,770
	Expeditors International Washington, Inc.	1,553	51,777
	FedEx Corp.	2,284	127,036
	United Parcel Service, Inc. Class B	7,291	364,477

			608,060

	Airlines — 0.1%
	Southwest Airlines Co.	5,430	36,544

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	1,771	19,941
	Johnson Controls, Inc.	4,354	94,569

			114,510

	Automobiles — 0.3%
	Ford Motor Co. (a)	23,580	143,131
	Harley-Davidson, Inc.	1,714	27,784

			170,915

	Beverages — 2.3%
	Brown-Forman Corp. Class B	718	30,860
	The Coca-Cola Co.	14,587	700,030
	Coca-Cola Enterprises, Inc.	2,327	38,745
	Constellation Brands, Inc. Class A (a)	1,441	18,272
	Dr. Pepper Snapple Group, Inc. (a)	1,861	39,435
	Molson Coors Brewing Co. Class B	1,092	46,224
	Pepsi Bottling Group, Inc.	1,001	33,874
	PepsiCo, Inc.	11,407	626,929

			1,534,369

	Biotechnology — 1.6%
	Amgen, Inc. (a)	7,418	392,709
	Biogen Idec, Inc. (a)	2,114	95,447
	Celgene Corp. (a)	3,371	161,269
	Cephalon, Inc. (a)	541	30,648
	Genzyme Corp. (a)	1,977	110,060
	Gilead Sciences, Inc. (a)	6,641	311,064

			1,101,197

	Building Products — 0.0%
	Masco Corp.	2,634	25,234

Industry	Common Stocks	Shares Held	Value

	Capital Markets — 2.7%
	Ameriprise Financial, Inc.	1,869	$45,361
	The Bank of New York Mellon Corp.	8,759	256,726
	The Charles Schwab Corp.	6,878	120,640
	E*Trade Financial Corp. (a)	7,380	9,446
	Federated Investors, Inc. Class B	653	15,731
	Franklin Resources, Inc.	1,108	79,787
	The Goldman Sachs Group, Inc.	3,686	543,464
	Invesco Ltd. (b)	3,014	53,709
	Janus Capital Group, Inc.	1,181	13,463
	Legg Mason, Inc.	1,048	25,550
	Morgan Stanley	9,904	282,363
	Northern Trust Corp.	1,765	94,745
	State Street Corp.	3,618	170,770
	T. Rowe Price Group, Inc.	1,872	78,006

			1,789,761

	Chemicals — 1.6%
	Air Products & Chemicals, Inc.	1,538	99,339
	CF Industries Holdings, Inc.	354	26,246
	The Dow Chemical Co.	7,883	127,232
	E.I. du Pont de Nemours & Co.	6,622	169,656
	Eastman Chemical Co.	528	20,011
	Ecolab, Inc.	1,226	47,802
	International Flavors & Fragrances, Inc.	577	18,879
	Monsanto Co.	3,999	297,286
	PPG Industries, Inc.	1,201	52,724
	Praxair, Inc.	2,257	160,405
	Sigma-Aldrich Corp.	896	44,406

			1,063,986

	Commercial Banks — 2.3%
	BB&T Corp.	4,740	104,185
	Comerica, Inc.	1,109	23,455
	Fifth Third Bancorp	5,385	38,233
	First Horizon National Corp.	1,572	18,859
	Huntington Bancshares, Inc.	3,983	16,649
	KeyCorp	5,187	27,180
	M&T Bank Corp.	600	30,558
	Marshall & Ilsley Corp.	2,585	12,408
	The PNC Financial Services Group, Inc.	3,372	130,867
	Regions Financial Corp.	8,463	34,191
	SunTrust Banks, Inc.	3,409	56,078
	U.S. Bancorp	13,905	249,178
	Wells Fargo & Co.	34,115	827,630
	Zions Bancorporation	844	9,757

			1,579,228

	Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	827	21,237
	Cintas Corp.	963	21,995
	Iron Mountain, Inc. (a)	1,317	37,864
	Pitney Bowes, Inc.	1,514	33,202
	R.R. Donnelley & Sons Co.	1,505	17,488
	Republic Services, Inc. Class A	2,363	57,681
	Stericycle, Inc. (a)	622	32,052
	Waste Management, Inc.	3,606	101,545

			323,064

4	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Communications Equipment — 2.4%
	Ciena Corp. (a)	665	$6,883
	Cisco Systems, Inc. (a)	42,261	787,745
	Harris Corp.	970	27,509
	JDS Uniphase Corp. (a)	1,615	9,238
	Juniper Networks, Inc. (a)	3,831	90,412
	Motorola, Inc.	16,797	111,364
	QUALCOMM, Inc.	12,126	548,095
	Tellabs, Inc. (a)	2,903	16,634

			1,597,880

	Computers & Peripherals — 4.7%
	Apple, Inc. (a)	6,534	930,638
	Dell, Inc. (a)	12,742	174,948
	EMC Corp. (a)	14,749	193,212
	Hewlett-Packard Co.	17,484	675,757
	International Business Machines Corp.	9,682	1,010,994
	Lexmark International, Inc. Class A (a)	571	9,050
	NetApp, Inc. (a)	2,427	47,860
	QLogic Corp. (a)	871	11,044
	SanDisk Corp. (a)	1,659	24,371
	Sun Microsystems, Inc. (a)	5,464	50,378
	Teradata Corp. (a)	1,265	29,639

			3,157,891

	Construction & Engineering — 0.2%
	Fluor Corp.	1,318	67,600
	Jacobs Engineering Group, Inc. (a)	903	38,007
	Quanta Services, Inc. (a)	1,429	33,053

			138,660

	Construction Materials — 0.1%
	Vulcan Materials Co.	894	38,531

	Consumer Finance — 0.5%
	American Express Co.	8,700	202,188
	Capital One Financial Corp.	3,311	72,445
	Discover Financial Services, Inc.	3,532	36,274
	SLM Corp. (a)	3,429	35,216

			346,123

	Containers & Packaging — 0.2%
	Ball Corp.	688	31,070
	Bemis Co.	733	18,472
	Owens-Illinois, Inc. (a)	1,233	34,536
	Pactiv Corp. (a)	967	20,984
	Sealed Air Corp.	1,159	21,384

			126,446

	Distributors — 0.1%
	Genuine Parts Co.	1,166	39,131

	Diversified Consumer Services — 0.2%
	Apollo Group, Inc. Class A (a)	790	56,185
	DeVry, Inc.	452	22,618
	H&R Block, Inc.	2,492	42,937

			121,740

Industry	Common Stocks	Shares Held	Value

	Diversified Financial Services — 3.3%
	Bank of America Corp. (c)	59,257	$782,193
	CIT Group, Inc.	2,853	6,134
	CME Group, Inc.	486	151,199
	Citigroup, Inc.	40,392	119,964
	IntercontinentalExchange, Inc. (a)	533	60,890
	JPMorgan Chase & Co.	28,584	975,000
	Leucadia National Corp.	1,329	28,029
	Moody’s Corp.	1,398	36,837
	The NASDAQ Stock Market, Inc. (a)	1,008	21,480
	NYSE Euronext	1,901	51,802

			2,233,528

	Diversified Telecommunication Services — 2.8%
	AT&T Inc.	43,229	1,073,808
	CenturyTel, Inc.	740	22,718
	Embarq Corp.	1,046	43,995
	Frontier Communications Corp.	2,289	16,343
	Qwest Communications International Inc.	10,839	44,982
	Verizon Communications, Inc.	20,813	639,583
	Windstream Corp.	3,200	26,752

			1,868,181

	Electric Utilities — 2.0%
	Allegheny Energy, Inc.	1,243	31,883
	American Electric Power Co., Inc.	3,493	100,913
	Duke Energy Corp.	9,431	137,598
	Edison International	2,391	75,221
	Entergy Corp.	1,437	111,396
	Exelon Corp.	4,829	247,293
	FPL Group, Inc.	3,010	171,149
	FirstEnergy Corp.	2,236	86,645
	Northeast Utilities Inc.	1,283	28,624
	PPL Corp.	2,754	90,772
	Pepco Holdings, Inc.	1,608	21,612
	Pinnacle West Capital Corp.	741	22,341
	Progress Energy, Inc.	2,045	77,362
	The Southern Co.	5,733	178,640

			1,381,449

	Electrical Equipment — 0.4%
	Cooper Industries Ltd. Class A	1,220	37,881
	Emerson Electric Co.	5,506	178,394
	Rockwell Automation, Inc.	1,040	33,405

			249,680

	Electronic Equipment, Instruments & Components — 0.5%
	Agilent Technologies, Inc. (a)	2,516	51,100
	Amphenol Corp. Class A	1,256	39,740
	Corning, Inc.	11,385	182,843
	Flir Systems, Inc. (a)	1,101	24,839
	Jabil Circuit, Inc.	1,568	11,635
	Molex, Inc.	1,017	15,814

			325,971

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Energy Equipment & Services — 1.6%
	BJ Services Co.	2,142	$29,195
	Baker Hughes, Inc.	2,266	82,573
	Cameron International Corp. (a)	1,592	45,054
	Diamond Offshore Drilling, Inc.	509	42,272
	ENSCO International, Inc.	1,038	36,195
	FMC Technologies, Inc. (a)	906	34,047
	Halliburton Co.	6,573	136,061
	Nabors Industries Ltd. (a)	2,076	32,344
	National Oilwell Varco, Inc. (a)	3,062	100,005
	Rowan Cos., Inc.	829	16,016
	Schlumberger Ltd.	8,766	474,328
	Smith International, Inc.	1,609	41,432

			1,069,522

Food & Staples Retailing — 2.7%
	CVS Caremark Corp.	10,667	339,957
	Costco Wholesale Corp.	3,179	145,280
	The Kroger Co.	4,780	105,399
	SUPERVALU, Inc.	1,553	20,111
	SYSCO Corp.	4,323	97,181
	Safeway, Inc.	3,121	63,575
	Wal-Mart Stores, Inc.	16,351	792,042
	Walgreen Co.	7,266	213,620
	Whole Foods Market, Inc.	1,027	19,492

			1,796,657

Food Products — 1.5%
	Archer-Daniels-Midland Co.	4,704	125,926
	Campbell Soup Co.	1,463	43,041
	ConAgra Foods, Inc.	3,280	62,517
	Dean Foods Co. (a)	1,297	24,889
	General Mills, Inc.	2,410	135,008
	H.J. Heinz Co.	2,309	82,431
	The Hershey Co.	1,213	43,668
	Hormel Foods Corp.	513	17,719
	The J.M. Smucker Co.	866	42,140
	Kellogg Co.	1,849	86,108
	Kraft Foods, Inc.	10,791	273,444
	McCormick & Co., Inc.	951	30,936
	Sara Lee Corp.	5,097	49,747
	Tyson Foods, Inc. Class A	2,213	27,906

			1,045,480

Gas Utilities — 0.1%
	EQT Corp	958	33,444
	Nicor, Inc.	329	11,390
	Questar Corp.	1,274	39,570

			84,404

Health Care Equipment & Supplies — 1.8%
	Baxter International, Inc.	4,433	234,772
	Becton Dickinson & Co.	1,759	125,434
	Boston Scientific Corp. (a)	11,037	111,915
	C.R. Bard, Inc.	729	54,274
	Dentsply International, Inc.	1,090	33,267
	Hospira, Inc. (a)	1,176	45,300

Industry	Common Stocks	Shares Held	Value

Health Care Equipment & Supplies (concluded)
	Intuitive Surgical, Inc. (a)	277	$45,334
	Medtronic, Inc.	8,193	285,854
	St. Jude Medical, Inc. (a)	2,539	104,353
	Stryker Corp.	1,745	69,346
	Varian Medical Systems, Inc. (a)	919	32,294
	Zimmer Holdings, Inc. (a)	1,576	67,138

			1,209,281

Health Care Providers & Services — 1.9%
	Aetna, Inc.	3,274	82,014
	AmerisourceBergen Corp.	2,213	39,259
	Cardinal Health, Inc.	2,638	80,591
	Cigna Corp.	1,999	48,156
	Coventry Health Care, Inc. (a)	1,091	20,413
	DaVita, Inc. (a)	759	37,540
	Express Scripts, Inc. (a)	1,986	136,537
	Humana, Inc. (a)	1,239	39,970
	Laboratory Corp. of America Holdings (a)	795	53,893
	McKesson Corp.	1,989	87,516
	Medco Health Solutions, Inc. (a)	3,534	161,186
	Patterson Cos., Inc. (a)	671	14,561
	Quest Diagnostics, Inc.	1,100	62,073
	Tenet Healthcare Corp. (a)	3,059	8,626
	UnitedHealth Group, Inc.	8,716	217,726
	WellPoint, Inc. (a)	3,551	180,710

			1,270,771

Health Care Technology — 0.0%
	IMS Health, Inc.	1,331	16,904

Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp.	3,212	82,773
	Darden Restaurants, Inc.	1,005	33,145
	International Game Technology	2,167	34,455
	Marriott International, Inc. Class A	2,175	48,002
	McDonald’s Corp.	8,083	464,692
	Starbucks Corp. (a)	5,389	74,853
	Starwood Hotels & Resorts Worldwide, Inc.	1,368	30,370
	Wyndham Worldwide Corp.	1,302	15,780
	Wynn Resorts Ltd. (a)	496	17,509
	Yum! Brands, Inc.	3,382	112,756

			914,335

Household Durables — 0.3%
	Black & Decker Corp.	437	12,524
	Centex Corp.	909	7,690
	D.R. Horton, Inc.	2,022	18,926
	Fortune Brands, Inc.	1,101	38,249
	Harman International Industries, Inc.	508	9,550
	KB Home	542	7,415
	Leggett & Platt, Inc.	1,151	17,530
	Lennar Corp. Class A	1,034	10,019
	Newell Rubbermaid, Inc.	2,034	21,174
	Pulte Homes, Inc.	1,574	13,898
	Snap-On, Inc.	422	12,128
	The Stanley Works	576	19,492
	Whirlpool Corp.	538	22,897

			211,492

6	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Household Products — 2.3%
	Clorox Co.	1,020	$56,947
	Colgate-Palmolive Co.	3,660	258,908
	Kimberly-Clark Corp.	3,036	159,177
	The Procter & Gamble Co.	21,356	1,091,292

			1,566,324

IT Services — 0.9%
	Affiliated Computer Services, Inc. Class A (a)	713	31,671
	Automatic Data Processing, Inc.	3,676	130,277
	Cognizant Technology Solutions Corp. (a)	2,141	57,165
	Computer Sciences Corp. (a)	1,108	49,084
	Convergys Corp. (a)	899	8,343
	Fidelity National Information Services, Inc.	1,401	27,964
	Fiserv, Inc. (a)	1,144	52,281
	MasterCard, Inc. Class A	528	88,340
	Paychex, Inc.	2,356	59,371
	Total System Services, Inc.	1,447	19,375
	The Western Union Co.	5,138	84,263

			608,134

Independent Power Producers & Energy Traders — 0.1%
	The AES Corp. (a)	4,888	56,750
	Constellation Energy Group, Inc.	1,457	38,727
	Dynegy, Inc. Class A (a)	3,714	8,431

			103,908

Industrial Conglomerates — 1.8%
	3M Co.	5,091	305,969
	General Electric Co.	77,590	909,355
	Textron, Inc.	1,969	19,021

			1,234,345

Insurance — 2.1%
	AON Corp.	2,028	76,800
	Aflac, Inc.	3,425	106,483
	The Allstate Corp.	3,933	95,965
	American International Group, Inc.	19,716	22,871
	Assurant, Inc.	863	20,790
	Chubb Corp.	2,580	102,890
	Cincinnati Financial Corp.	1,188	26,552
	Genworth Financial, Inc. Class A	3,178	22,214
	Hartford Financial Services Group, Inc.	2,387	28,334
	Lincoln National Corp.	2,169	37,328
	Loews Corp.	2,648	72,555
	MBIA, Inc. (a)	1,249	5,408
	Marsh & McLennan Cos., Inc.	3,829	77,078
	MetLife, Inc.	5,997	179,970
	Principal Financial Group, Inc.	2,275	42,861
	The Progressive Corp.	4,990	75,399
	Prudential Financial, Inc.	3,391	126,213
	Torchmark Corp.	606	22,446
	The Travelers Cos., Inc.	4,291	176,103
	UnumProvident Corp.	2,430	38,540
	XL Capital Ltd. Class A	2,510	28,765

			1,385,565

Industry	Common Stocks	Shares Held	Value

	Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	2,358	$197,270
	Expedia, Inc. (a)	1,539	23,254

			220,524

	Internet Software & Services — 1.6%
	Akamai Technologies, Inc. (a)	1,266	24,282
	eBay, Inc. (a)	7,919	135,652
	Google, Inc. Class A (a)	1,758	741,155
	VeriSign, Inc. (a)	1,411	26,075
	Yahoo! Inc. (a)	10,220	160,045

			1,087,209

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	1,964	5,813
	Hasbro, Inc.	912	22,107
	Mattel, Inc.	2,630	42,211

			70,131

	Life Sciences Tools & Services — 0.4%
	Life Technologies Corp (a)	1,280	53,402
	Millipore Corp. (a)	402	28,224
	PerkinElmer, Inc.	852	14,825
	Thermo Fisher Scientific, Inc. (a)	3,068	125,082
	Waters Corp. (a)	706	36,338

			257,871

	Machinery — 1.2%
	Caterpillar, Inc.	4,409	145,673
	Cummins, Inc.	1,477	52,005
	Danaher Corp.	1,871	115,516
	Deere & Co.	3,101	123,885
	Dover Corp.	1,360	45,002
	Eaton Corp.	1,213	54,112
	Flowserve Corp.	410	28,622
	Illinois Tool Works, Inc.	2,820	105,299
	Manitowoc Co.	953	5,013
	PACCAR, Inc.	2,661	86,509
	Pall Corp.	864	22,948
	Parker Hannifin Corp.	1,179	50,650

			835,234

	Media — 2.3%
	CBS Corp. Class B	4,982	34,475
	Comcast Corp. Class A	21,127	306,130
	The DIRECTV Group, Inc. (a)	3,840	94,886
	EW Scripps Co.	1	2
	Gannett Co., Inc.	1,703	6,080
	Interpublic Group of Cos., Inc. (a)	3,505	17,700
	The McGraw-Hill Cos., Inc.	2,307	69,464
	Meredith Corp.	265	6,771
	The New York Times Co. Class A	856	4,717
	News Corp. Class A	16,854	153,540

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Media (concluded)
	Omnicom Group Inc.	2,282	$72,066
	Scripps Networks Interactive	659	18,340
	Time Warner Cable, Inc.	2,585	81,867
	Time Warner, Inc.	8,766	220,816
	Viacom, Inc. Class B (a)	4,443	100,856
	Walt Disney Co.	13,604	317,381
	The Washington Post Co. Class B	43	15,144

			1,520,235

Metals & Mining — 0.8%
	AK Steel Holding Corp.	801	15,371
	Alcoa, Inc.	7,139	73,746
	Allegheny Technologies, Inc.	715	24,975
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,020	151,332
	Newmont Mining Corp.	3,589	146,682
	Nucor Corp.	2,304	102,367
	Titanium Metals Corp.	624	5,735
	United States Steel Corp.	1,050	37,527

			557,735

Multi-Utilities — 1.2%
	Ameren Corp.	1,565	38,953
	CMS Energy Corp.	1,662	20,077
	CenterPoint Energy, Inc.	2,559	28,354
	Consolidated Edison, Inc.	2,009	75,177
	DTE Energy Co.	1,198	38,336
	Dominion Resources, Inc.	4,323	144,475
	Integrys Energy Group, Inc.	557	16,704
	NiSource, Inc.	2,013	23,472
	PG&E Corp.	2,699	103,750
	Public Service Enterprise Group, Inc.	3,707	120,959
	SCANA Corp.	889	28,866
	Sempra Energy	1,790	88,838
	TECO Energy, Inc.	1,563	18,647
	Wisconsin Energy Corp.	858	34,929
	Xcel Energy, Inc.	3,339	61,471

			843,008

Multiline Retail — 0.7%
	Big Lots, Inc. (a)	603	12,681
	Family Dollar Stores, Inc.	1,026	29,036
	J.C. Penney Co., Inc.	1,630	46,797
	Kohl’s Corp. (a)	2,235	95,546
	Macy’s, Inc.	3,086	36,291
	Nordstrom, Inc.	1,170	23,271
	Sears Holdings Corp. (a)	395	26,275
	Target Corp.	5,512	217,559

			487,456

Office Electronics — 0.1%
	Xerox Corp.	6,336	41,057

Industry	Common Stocks	Shares Held	Value

Oil, Gas & Consumable Fuels — 9.3%
	Anadarko Petroleum Corp.	3,658	$166,037
	Apache Corp.	2,456	177,200
	Cabot Oil & Gas Corp. Class A	759	23,256
	Chesapeake Energy Corp.	4,129	81,878
	Chevron Corp.	14,688	973,080
	ConocoPhillips	10,855	456,561
	Consol Energy, Inc.	1,326	45,031
	Denbury Resources, Inc. (a)	1,822	26,838
	Devon Energy Corp.	3,256	177,452
	EOG Resources, Inc.	1,832	124,429
	El Paso Corp.	5,136	47,405
	Exxon Mobil Corp.	35,754	2,499,562
	Hess Corp.	2,082	111,908
	Marathon Oil Corp.	5,186	156,254
	Massey Energy Co.	628	12,271
	Murphy Oil Corp.	1,399	75,994
	Noble Energy, Inc.	1,269	74,833
	Occidental Petroleum Corp.	5,939	390,846
	Peabody Energy Corp.	1,961	59,144
	Pioneer Natural Resources Co.	835	21,292
	Range Resources Corp.	1,146	47,456
	Southwestern Energy Co. (a)	2,521	97,941
	Spectra Energy Corp.	4,726	79,964
	Sunoco, Inc.	857	19,882
	Tesoro Corp.	1,013	12,895
	Valero Energy Corp.	4,076	68,844
	Williams Cos., Inc.	4,250	66,343
	XTO Energy, Inc.	4,247	161,981

			6,256,577

Paper & Forest Products — 0.2%
	International Paper Co.	3,167	47,917
	MeadWestvaco Corp.	1,254	20,578
	Weyerhaeuser Co.	1,546	47,045

			115,540

Personal Products — 0.2%
	Avon Products, Inc.	3,128	80,640
	The Estée Lauder Cos., Inc. Class A	847	27,671

			108,311

Pharmaceuticals — 6.5%
	Abbott Laboratories	11,324	532,681
	Allergan, Inc.	2,256	107,340
	Bristol-Myers Squibb Co.	14,514	294,779
	Eli Lilly & Co.	7,409	256,648
	Forest Laboratories, Inc. (a)	2,213	55,568
	Johnson & Johnson	20,190	1,146,792
	King Pharmaceuticals, Inc. (a)	1,817	17,498
	Merck & Co., Inc.	15,450	431,982
	Mylan, Inc. (a)	2,235	29,167
	Pfizer, Inc.	49,443	741,645
	Schering-Plough Corp.	11,932	299,732
	Watson Pharmaceuticals, Inc. (a)	772	26,009
	Wyeth	9,768	443,370

			4,383,211

8	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Professional Services — 0.1%
	Dun & Bradstreet Corp.	394	$31,997
	Equifax, Inc.	924	24,116
	Monster Worldwide, Inc. (a)	924	10,912
	Robert Half International, Inc.	1,120	26,454

			93,479

Real Estate Investment Trusts (REITs) — 0.8%
	Apartment Investment & Management Co. Class A	861	7,620
	AvalonBay Communities, Inc.	585	32,725
	Boston Properties, Inc.	1,015	48,416
	Equity Residential	2,006	44,593
	HCP, Inc.	1,994	42,253
	Health Care REIT, Inc.	813	27,723
	Host Marriott Corp.	4,405	36,958
	Kimco Realty Corp.	2,371	23,829
	Plum Creek Timber Co., Inc.	1,193	35,528
	ProLogis	3,247	26,171
	Public Storage	917	60,045
	Simon Property Group, Inc.	2,035	104,660
	Ventas, Inc.	1,146	34,220
	Vornado Realty Trust	918	41,338

			566,079

Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	1,734	16,230

Road & Rail — 0.8%
	Burlington Northern Santa Fe Corp.	2,041	150,095
	CSX Corp.	2,868	99,319
	Norfolk Southern Corp.	2,689	101,295
	Ryder System, Inc.	410	11,447
	Union Pacific Corp.	3,692	192,206

			554,362

Semiconductors & Semiconductor Equipment — 2.2%
	Advanced Micro Devices, Inc. (a)	4,108	15,898
	Altera Corp.	2,152	35,035
	Analog Devices, Inc.	2,136	52,930
	Applied Materials, Inc.	9,767	107,144
	Broadcom Corp. Class A (a)	3,132	77,642
	Intel Corp.	40,921	677,243
	KLA-Tencor Corp.	1,246	31,461
	LSI Corp. (a)	4,755	21,683
	Linear Technology Corp.	1,627	37,990
	MEMC Electronic Materials, Inc. (a)	1,639	29,191
	Microchip Technology, Inc.	1,336	30,127
	Micron Technology, Inc. (a)	6,204	31,392
	National Semiconductor Corp.	1,427	17,909
	Novellus Systems, Inc. (a)	715	11,940
	Nvidia Corp. (a)	4,002	45,183
	Teradyne, Inc. (a)	1,267	8,692
	Texas Instruments, Inc.	9,331	198,750
	Xilinx, Inc.	2,019	41,309

			1,471,519

Industry	Common Stocks	Shares Held	Value

Software — 3.7%
	Adobe Systems, Inc. (a)	3,837	$108,587
	Autodesk, Inc. (a)	1,674	31,773
	BMC Software, Inc. (a)	1,355	45,785
	CA, Inc.	2,893	50,425
	Citrix Systems, Inc. (a)	1,322	42,159
	Compuware Corp. (a)	1,773	12,163
	Electronic Arts, Inc. (a)	2,366	51,390
	Intuit, Inc. (a)	2,367	66,655
	McAfee, Inc. (a)	1,138	48,012
	Microsoft Corp.	56,079	1,332,998
	Novell, Inc. (a)	2,526	11,443
	Oracle Corp.	27,750	594,405
	Salesforce.com, Inc. (a)	775	29,582
	Symantec Corp. (a)	5,992	93,236

			2,518,613

Specialty Retail — 1.7%
	Abercrombie & Fitch Co. Class A	644	16,351
	AutoNation, Inc. (a)	790	13,706
	AutoZone, Inc. (a)	264	39,893
	Bed Bath & Beyond, Inc. (a)	1,906	58,609
	Best Buy Co., Inc.	2,501	83,758
	GameStop Corp. Class A (a)	1,206	26,544
	The Gap, Inc.	3,370	55,268
	Home Depot, Inc.	12,429	293,697
	Limited Brands, Inc.	1,979	23,689
	Lowe’s Cos., Inc.	10,819	209,997
	O’Reilly Automotive, Inc. (a)	991	37,737
	Office Depot, Inc. (a)	2,017	9,198
	RadioShack Corp.	915	12,773
	The Sherwin-Williams Co.	722	38,807
	Staples, Inc.	5,241	105,711
	TJX Cos., Inc.	3,030	95,324
	Tiffany & Co.	909	23,052

			1,144,114

Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	2,327	62,550
	Nike, Inc. Class B	2,842	147,159
	Polo Ralph Lauren Corp.	414	22,166
	VF Corp.	644	35,645

			267,520

Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	3,821	50,781
	People’s United Financial, Inc.	2,555	38,427

			89,208

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Tobacco — 1.5%
	Altria Group, Inc.	15,150	$248,308
	Lorillard, Inc.	1,229	83,289
	Philip Morris International, Inc.	14,373	626,950
	Reynolds American, Inc.	1,239	47,850

			1,006,397

Trading Companies & Distributors — 0.1%
	Fastenal Co.	946	31,379
	W.W. Grainger, Inc.	456	37,337

			68,716

Wireless Telecommunication Services — 0.3%
	American Tower Corp. Class A (a)	2,913	91,847
	MetroPCS Communications, Inc. (a)	1,856	24,703
	Sprint Nextel Corp. (a)	21,038	101,193

			217,743

	Total Common Stocks (Cost — $74,640,745) — 87.4%		58,916,368

Short-Term Securities	Maturity Date	Interest Rate	Face Amount	Value

Time Deposits — 9.3%
State Street Bank & Trust Co.	7/01/09	0.01%	$6,229,923	$6,229,923

Total Short-Term Securities (Cost — $6,229,923) — 9.3%				6,229,923

Total Investments Before Options Written (Cost — $80,870,668*) — 96.7%				65,146,291

Options Written	Number of Contracts

Call Options Written
S&P 500 Index, expiring July 2009 at USD 930	701	(883,260)

Total Options Written (Premiums Received — $1,438,648) — (1.3%)		(883,260)

Total Investments, Net of Options Written (Cost — $79,432,020) — 95.4%		64,263,031
Other Assets Less Liabilities — 4.6%		3,116,462

Net Assets — 100.0%		$67,379,493

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$65,076,437

Gross unrealized appreciation	$829,331
Gross unrealized depreciation	(759,477)

Net unrealized appreciation	$69,854

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	$166,108	$406,567	$ (288,519)	$1,205

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Depreciation

122	E-MINI S&P 500	September 2009	$5,689,994	$ (105,444)

10	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Schedule of Investments (concluded)

•	Total return swap outstanding as of June 30, 2009 was as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Appreciation

Deutsche Bank AG	CBOE S&P 500 BuyWrite Index (BXMSM) — Total Return	12-month LIBOR rate with a negotiated spread	October 2009	$38,200,000	$2,620,145

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

	Assets	Assets	Liabilities

Level 1	$58,916,368	—	$(988,704)
Level 2	6,229,923	$2,620,145	—
Level 3	—	—	—

Total	$65,146,291	$2,620,145	$(988,704)

†	Other financial instruments are swaps, futures and options.

See Notes to Financial Statements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	11

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $78,736,046)		$64,364,098
Investments in affiliated securities, at value (identified cost — $2,134,622)		782,193
Cash collateral on financial futures contracts		549,000
Unrealized appreciation on swaps		2,620,145
Receivables:
Dividends	$88,471
Securities sold	49,970	138,441

Prepaid expenses and other assets		419

Total assets		68,454,296

Liabilities

Options written, at value (premiums received — $1,438,648)		883,260
Payables:
Securities purchased	59,301
Investment advisory fees	52,700
Variation margin	34,770	146,771

Accrued expenses		44,772

Total liabilities		1,074,803

Net Assets

Net assets		$67,379,493

Capital

Common Stock, $.001 par value, 100,000,000 shares authorized		$8,830
Paid-in capital in excess of par		142,536,951
Accumulated distributions in excess of of investment income — net	$(9,191,368)
Accumulated realized capital losses — net	(53,320,632)
Unrealized depreciation — net	(12,654,288)

Total accumulated losses — net		(75,166,288)

Total capital — Equivalent to $7.63 per share based on 8,829,627 shares of Common Stock outstanding (market price — $8.63)		$67,379,493

See Notes to Financial Statements.

12	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (including $1,205 from affiliates)		$820,595
Interest		311

Total income		820,906

Expenses

Investment advisory fees	$298,775
Professional fees	36,341
Directors’ fees and expenses	28,379
Printing and stockholder reports	18,767
Accounting services	17,336
Transfer agent fees	13,403
Repurchase offer	12,626
Listing fees	10,958
Custodian fees	10,151
Insurance expenses	6,606
Other	5,259

Total expenses		458,601

Investment income — net		362,305

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $288,519 loss from affiliates)	(3,624,571)
Financial futures contracts — net	1,074,537
Options written — net	2,370,711	(179,323)

Change in unrealized appreciation/depreciation on:
Investments — net	4,768,831
Financial futures contracts and swaps — net	2,073,080
Options written — net	(365,986)	6,475,925

Total realized and unrealized gain — net		6,296,602

Net Increase in Net Assets Resulting from Operations		$6,658,907

See Notes to Financial Statements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	13

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008

Operations

Investment income — net	$362,305		$2,075,532
Realized loss — net	(179,323)		(30,122,517)
Change in unrealized appreciation/depreciation — net	6,475,925		(41,858,654)

Net increase (decrease) in net assets resulting from operations	6,658,907		(69,905,639)

Dividends & Distributions to Stockholders

Investment income — net	(9,553,673	)(a)	(2,107,215)
Tax return of capital	—		(17,394,171)

Net decrease in net assets resulting from dividends and distributions to stockholders	(9,553,673)		(19,501,386)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (including $90,670 of repurchase offer fees for the prior year)	—		(4,442,851)
Value of shares issued to stockholders in reinvestment of dividends and distributions	1,185,769		1,233,322

Net increase (decrease) in net assets resulting from common stock transactions	1,185,769		(3,209,529)

Net Assets

Total decrease in net assets	(1,708,997)		(92,616,554)
Beginning of period	69,088,490		161,705,044

End of period*	$67,379,493		$69,088,490

* Accumulated distributions in excess of investment income — net	$(9,191,368)		—

(a)	A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

	See Notes to Financial Statements.

14	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Financial Highlights

	For the Six Months Ended June 30, 2009 (Unaudited)						For the Period September 30, 2005(a) to December 31, 2005
			For the Year Ended December 31,

The following per share data and ratios have been derived from information provided in the financial statements.
			2008		2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$7.95		$17.86		$18.99	$18.37	$19.10

Investment income — net(b)	.04		.23		.29	.25	.06
Realized and unrealized gain (loss) — net	.74		(7.94	)(c)	.78 (c)	2.57 (c)	(.20)

Total from investment operations	.78		(7.71)		1.07	2.82	(.14)

Less dividends and distributions from:
Investment income — net	(1.10	)(d)	(.24)		(.50)	(.05)	(.06)
Realized gain — net	—		—		(.98)	(2.15)	(.06)
Tax return of capital	—		(1.96)		(.72)	—	(.43)

Total dividends and distributions	(1.10)		(2.20)		(2.20)	(2.20)	(.55)

Offering costs resulting from the issuance of Common Stock	—		—		—	—	(.04)

Net asset value, end of period	$7.63		$7.95		$17.86	$18.99	$18.37

Market price per share, end of period	$8.63		$7.21		$17.15	$20.31	$16.83

Total Investment Return(e)

Based on net asset value per share	8.85	%(f)	(45.36%)		6.34%	16.11%	(.73	%)(f)

Based on market price per share	35.75	%(f)	(48.40%)		(4.53%)	35.55%	(13.14	%)(f)

Ratios to Average Net Assets

Expenses, net of reimbursement	1.38	%(g)	1.06%		.98%	1.06%	1.36	%(g)

Expenses	1.38	%(g)	1.06%		1.00%	1.06%	1.36	%(g)

Investment income — net	1.09	%(g)	1.59%		1.54%	1.32%	1.32	%(g)

Supplemental Data

Net assets, end of period (in thousands)	$67,379		$69,088		$161,705	$172,382	$170,042

Portfolio turnover	3%		8%		24%	26%	7%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes repurchase offer fees, which are less than $.01 per share.

(d)	A portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year-end.

(e)

Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.

(g)	Annualized.

See Notes to Financial Statements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	15

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Enhanced S&P 500® Covered Call Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The expected termination date of the Fund is on or about October 21, 2010. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol BEO.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

16	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

(b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain or (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Assets	Amount	Liabilities	Amount

Equity Options	—	—	Options written, at value	$883,260
Futures Contracts	Cash collateral on financial futures contracts	$549,000	Variation margin payable	$34,770
Total Return Swaps	Unrealized appreciation on swaps	$2,620,145

Statement of Operations for the period June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Written Equity Options	$2,370,711	$(365,986)
Futures Contracts	$1,074,537	$(155,951)
Total Return Swaps	—	$2,229,031

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	17

Notes to Financial Statements (continued)

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

•

Swaps — The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. Swap contracts are subject to risk related to the creditworthiness of the counterparty to the swap contract. In order to mitigate this risk, it is expected that the Fund will enter into swap contracts with at least two counterparties and only with counterparties that are rated A3 or better by Moody’s or A– or better by S&P (or counterparties whose obligations are guaranteed by other persons meeting such ratings), or those counterparties determined by the Fund to be of comparable credit quality. These credit standards do not ensure that a counterparty will not default on its obligations, if any, to the Fund. If there is a default by a counterparty to the swap contract, the Fund’s potential loss generally is the net amount of payments the Fund is contractually entitled to receive for one payment period, if any. The Fund will have contractual remedies pursuant to the swap contract, but there is no guarantee that the Fund would be successful in pursuing them. The Fund thus assumes the risk that it will be delayed or prevented from obtaining payments that it is owed by a defaulting counterparty.

The swaps market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap contracts or to realize amounts to be received under such contracts. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. Additionally, as interest rates increase, the ongoing cost of gaining the additional exposure is expected to increase. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

18	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2009, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. A portion of the distributions paid by the Fund during the year ended December 31, 2008 was characterized as a tax return of capital.

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions.

In addition, IQ Advisors has entered into a Subadvisory Agreement with Oppenheimer Capital, LLC (the “Subadviser”). Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. has a substantial financial interest in BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	19

Notes to Financial Statements (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009, were $1,600,709 and $11,208,508, respectively.

Transactions in call options written for the six months ended June 30, 2009,were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, beginning of period	777	$2,525,879
Options written	4,875	14,478,045
Options closed	(3,357)	(9,954,736)
Options expired	(1,594)	(5,610,540)

Outstanding call options written, end of period	701	$1,438,648

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

Shares issued and outstanding for the six months ended June 30, 2009 increased by 144,470 from dividend reinvestment. Shares issued and outstanding for the year ended December 31, 2008, increased by 88,147 from dividend reinvestment and decreased by 456,548 as a result of a repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Capital Loss Carryforward:

As of December 31, 2008, the Fund had a net capital loss carryforward of $68,445,313, all of which expires in 2016. This amount will be available to offset like amounts of any future taxable gains.

20	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding the periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately once every 13 months) intervals pursuant to Rule 23c-3 under the 1940 Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) The repurchase request deadline, by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent offer, will be determined by reference to the maturity date of the swap contracts that comprise the Fund’s leveraging transactions (as described in the Fund’s prospectus) for each annual period, and will be the fourteenth day prior to such maturity date; provided that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the maturity date of the swap contracts (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009	21

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

22	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2009

www.IQIAFunds.com

Enhanced S&P 500® Covered Call Fund Inc. seeks to provide leveraged returns on the CBOE S&P 500® BuyWrite IndexSM less fees and expenses.

This report, including the financial information herein, is transmitted to stockholders of Enhanced S&P 500® Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Enhanced S&P 500® Covered Call Fund Inc.
2 World Financial Center, 7th Floor
New York, NY 10281

#IQBEO — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500® Covered Call Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 20, 2009